Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Assets:
Investments held in trust	$ 109,150,904	$ 109,140,492
Liabilities:
Public Warrant liability	1,016,500	2,568,000
Level 3 [Member]
Liabilities:
Private Warrant liability	$ 978,975	$ 2,576,250